Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
Property, plant and equipment are amortized on a straight-line basis over their estimated useful lives as follows:

Buildings	10 - 30 years
Manufacturing plant, equipment and machinery	6 - 25 years
Fixtures, mobile and other equipment	3 - 10 years
Roads and bridges	Not exceeding 40 years
Major maintenance shutdowns	1 - 2 years
Supporting Information

	Manufacturing plant, equipment and machinery	Construction- in-progress	Roads and bridges	Other	Total
As at December 31, 2023	$3,319	$376	$46	$94	$3,835
CPL agreement (note 3)	12	2	—	—	15
Additions	73	411	11	—	495
Amortization[1]	(462)	—	(7)	(1)	(470)
Impairment (note 16)	(15)	—	—	—	(15)
Foreign exchange	(11)	—	—	(5)	(16)
Disposals	(2)	—	—	—	(2)
Transfers	343	(343)	—	—	—
As at December 31, 2024	$3,259	$445	$49	$89	$3,842

As at December 31, 2024
Cost	$6,939	$445	$165	$91	$7,641
Accumulated amortization	(3,680)	—	(116)	(2)	(3,798)
Net	$3,259	$445	$49	$89	$3,842

As at December 31, 2024	$3,259	$445	$49	$89	$3,842
Additions	166	264	10	—	440
Amortization[1]	(469)	—	(8)	(2)	(478)
Impairment (note 16)	(227)	(13)	—	—	(241)
Foreign exchange	26	1	—	4	31
Disposals	—	—	—	(1)	(1)
Transfers	413	(414)	1	—	—
As at December 31, 2025	$3,168	$282	$52	$91	$3,593

As at December 31, 2025
Cost	$7,204	$282	$163	$98	$7,747
Accumulated amortization	(4,036)	—	(112)	(6)	(4,154)
Net	$3,168	$282	$52	$91	$3,593
1.Amortization of $468 million relates to cost of products sold and $10 million relates to selling, general and administration expense (2024 - $462 million and $8 million respectively).